Annual Total Returns - Fidelity Flex® Short-Term Bond Fund [BarChart] - 08.31 Fidelity Flex Short-Term Bond Fund PRO-06 - Fidelity Flex® Short-Term Bond Fund	Oct. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Mar. 07, 2017
Fidelity Flex Short-Term Bond Fund-Default
Bar Chart Table:
Annual Return 2018	1.70%
Annual Return 2019	4.36%